Shareholder Report, Average Annual Return (Details) B983881_Direxion Daily Aerospace - Defense Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Aerospace & Defense Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Aerospace & Defense Bull 3X Shares NAV
Average Annual Return, Percent	165.58%	58.02%	16.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.08%
Dow Jones U.S. Select Aerospace & Defense Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Aerospace & Defense Index
Average Annual Return, Percent	51.35%	24.96%	14.60%